Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The SEC has adopted rules (as required by the Dodd-Frank Act) requiring disclosure of the relationship between the executive compensation actually paid and the financial performance of the Company. The below table outlines, in addition to the amounts listed in the Company’s Summary Compensation Table, the total Compensation Actually Paid (CAP) for the principal executive officer, which is the Company’s Chief Executive Officer (CEO), and the average of the total compensation actually paid for the Non-CEO Named Executive Officers (NEOs), which are the Company’s Executive Chairman, Chief Financial Officer, Senior Vice President and General Counsel, and Senior Vice President, Corporate Development, for the year as indicated. Additionally, the table includes the Company-Selected Measure of Adjusted EBITDA, as defined and described in more detail below. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis section beginning on page 27.
					Value of Initial Fixed $100 Investment Based On:
Year(a)	Summary Compensation Table Total for CEO(b)	Compensation Actually Paid to CEO(c)	Average Summary Compensation Table Total for Non-CEO NEOs(d)	Average Compensation Actually Paid to Non-CEO NEOs(c)(e)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) (in $000’s)	Company- Selected Measure: Adjusted EBITDA (in $000’s)
2024	2,204,737	73,608	1,163,579	87,894	33.82	78.87	(31,852)	184,084
2023	3,581,890	2,736,645	1,319,997	956,198	75.35	65.02	(18,754)	189,451
2022	3,231,728	3,169,382	1,322,398	1,365,456	85.56	68.88	(7,583)	172,688
2021	3,379,850	2,516,463	1,097,723	855,318	74.18	111.88	(20,809)	135,628
2020	2,653,940	1,644,678	908,400	666,894	76.38	109.35	(708)	126,615

(a)
Each year is from January 1—December 31 of the indicated year.

(b)
The dollar amount reported for the fiscal year 2024 is the amount of total compensation reported for our CEO, Mr. Martin, in the Summary Compensation Table (SCT). The dollar amounts reported for fiscal years 2023, 2022, 2021 and 2020 are the amounts of total compensation reported for our CEO, Mr. Prior, in the SCT.

(c)
The dollar amounts do not reflect the actual amounts of compensation paid to or received by our CEO or other NEOs during the applicable year, but rather are “Compensation Actually Paid” as such term is defined under applicable SEC rules. The amounts include the year-end value of equity awards granted during the reported year and the change in the value of equity awards, granted in previous years that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. See below for calculation of CAP to the CEO and Non-CEO NEOs. For 2024, our Non-CEO NEOs were Messrs. Doglioli, Leon and Prior and, Ms. Mabey. For 2023 and 2022, our Non-CEO NEOs were Messrs. Benincasa, Leon and Martin and, Ms. Mabey. For 2021 and 2020, our Non-CEO NEOs were Messrs. Benincasa, Kreisher and Martin, and Ms. Mabey.
(d)
Calculated as cumulative total shareholder return as if $100 was invested in Company common stock on December 31, 2019 measured through the end of the applicable year.

(e)
Calculated as cumulative total shareholder return as if $100 was invested in the Nasdaq Small Cap Telecommunications Services index on December 31, 2019 measured through the end of the applicable year.

Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value of awards granted during the reported year	Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards	Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards	Compensation Actually Paid
2024	CEO	2,204,737	(1,461,322)	608,377	(1,175,482)	(102,703)	73,608
	Other NEOs(1)	1,163,579	(689,509)	189,752	(459,995)	(115,932)	87,894
2023	CEO	3,581,890	(2,126,000)	1,995,000	(591,262)	(122,983)	2,736,645
	Other NEOs(1)	1,319,997	(724,966)	680,295	(172,072)	(147,057)	956,198
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs(1)	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,463
	Other NEOs(1)	1,097,723	(597,951)	451,611	(154,914)	58,849	855,318
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,484)	1,644,678
	Other NEOs(1)	908,400	(403,908)	326,354	(155,763)	(8,189)	666,894

(1)
The dollar amounts shown are average amounts for all NEO’s other than the CEO.

The Board currently considers Adjusted EBITDA to be the most important financial performance measure used to link CAP of the CEO and Non-CEO NEOs to Company performance. The Company had historically defined Adjusted EBITDA as operating income (loss) before depreciation and amortization expense, transaction-related charges, one-time impairment or special charges, non-cash stock-based compensation and the gain (loss) on disposition of assets. The Company regularly reports on this metric to investors in its quarterly earnings releases and believes that the inclusion of these non-GAAP financial measures (and the associated reconciliations to the nearest GAAP financial measures) helps investors gain a meaningful understanding of the Company’s core operating results and enhances the usefulness of comparing such performance with prior periods. Accordingly, the Board considers Adjusted EBITDA as the best measure to track both Company performance as well as align executive compensation to such performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(b)
The dollar amount reported for the fiscal year 2024 is the amount of total compensation reported for our CEO, Mr. Martin, in the Summary Compensation Table (SCT). The dollar amounts reported for fiscal years 2023, 2022, 2021 and 2020 are the amounts of total compensation reported for our CEO, Mr. Prior, in the SCT.

(c)
The dollar amounts do not reflect the actual amounts of compensation paid to or received by our CEO or other NEOs during the applicable year, but rather are “Compensation Actually Paid” as such term is defined under applicable SEC rules. The amounts include the year-end value of equity awards granted during the reported year and the change in the value of equity awards, granted in previous years that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. See below for calculation of CAP to the CEO and Non-CEO NEOs. For 2024, our Non-CEO NEOs were Messrs. Doglioli, Leon and Prior and, Ms. Mabey. For 2023 and 2022, our Non-CEO NEOs were Messrs. Benincasa, Leon and Martin and, Ms. Mabey. For 2021 and 2020, our Non-CEO NEOs were Messrs. Benincasa, Kreisher and Martin, and Ms. Mabey.

Peer Group Issuers, Footnote
(e)
Calculated as cumulative total shareholder return as if $100 was invested in the Nasdaq Small Cap Telecommunications Services index on December 31, 2019 measured through the end of the applicable year.

PEO Total Compensation Amount	$ 2,204,737	$ 3,581,890	$ 3,231,728	$ 3,379,850	$ 2,653,940
PEO Actually Paid Compensation Amount	$ 73,608	2,736,645	3,169,382	2,516,463	1,644,678
Adjustment To PEO Compensation, Footnote
Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value of awards granted during the reported year	Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards	Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards	Compensation Actually Paid
2024	CEO	2,204,737	(1,461,322)	608,377	(1,175,482)	(102,703)	73,608
	Other NEOs(1)	1,163,579	(689,509)	189,752	(459,995)	(115,932)	87,894
2023	CEO	3,581,890	(2,126,000)	1,995,000	(591,262)	(122,983)	2,736,645
	Other NEOs(1)	1,319,997	(724,966)	680,295	(172,072)	(147,057)	956,198
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs(1)	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,463
	Other NEOs(1)	1,097,723	(597,951)	451,611	(154,914)	58,849	855,318
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,484)	1,644,678
	Other NEOs(1)	908,400	(403,908)	326,354	(155,763)	(8,189)	666,894

Non-PEO NEO Average Total Compensation Amount	$ 1,163,579	1,319,997	1,322,398	1,097,723	908,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 87,894	956,198	1,365,456	855,318	666,894
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executive	Summary Compensation Table Total	Less: Stock Awards	Add: Year End Equity Value of awards granted during the reported year	Change (from last day of prior year to last day of reported year) in Value of Prior Equity Awards	Change (from last day of prior year to last day of reported year) in Value of Vested Equity Awards	Compensation Actually Paid
2024	CEO	2,204,737	(1,461,322)	608,377	(1,175,482)	(102,703)	73,608
	Other NEOs(1)	1,163,579	(689,509)	189,752	(459,995)	(115,932)	87,894
2023	CEO	3,581,890	(2,126,000)	1,995,000	(591,262)	(122,983)	2,736,645
	Other NEOs(1)	1,319,997	(724,966)	680,295	(172,072)	(147,057)	956,198
2022	CEO	3,231,728	(1,852,208)	2,254,395	(338,571)	(125,963)	3,169,382
	Other NEOs(1)	1,322,398	(755,563)	919,625	(93,459)	(27,545)	1,365,456
2021	CEO	3,379,850	(2,132,370)	1,605,470	(581,545)	245,058	2,516,463
	Other NEOs(1)	1,097,723	(597,951)	451,611	(154,914)	58,849	855,318
2020	CEO	2,653,940	(1,405,555)	1,137,960	(677,183)	(64,484)	1,644,678
	Other NEOs(1)	908,400	(403,908)	326,354	(155,763)	(8,189)	666,894
(1)
The dollar amounts shown are average amounts for all NEO’s other than the CEO.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Important Financial Performance Measures
In addition to Adjusted EBITDA, the various metrics and other factors that the Compensation Committee considers in making executive compensation awards on an annual basis are described yearly in greater detail in “Executive Compensation—Compensation Discussion and Analysis.” The items listed below
Adjusted EBITDA
Revenue
High speed data subscribers
International mobile subscribers

Total Shareholder Return Amount	$ 33.82	75.35	85.56	74.18	76.38
Peer Group Total Shareholder Return Amount	78.87	65.02	68.88	111.88	109.35
Net Income (Loss)	$ (31,852,000)	$ (18,754,000)	$ (7,583,000)	$ (20,809,000)	$ (708,000)
Company Selected Measure Amount	184,084,000	189,451,000	172,688,000	135,628,000	126,615,000
PEO Name	Mr. Martin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
The Board currently considers Adjusted EBITDA to be the most important financial performance measure used to link CAP of the CEO and Non-CEO NEOs to Company performance. The Company had historically defined Adjusted EBITDA as operating income (loss) before depreciation and amortization expense, transaction-related charges, one-time impairment or special charges, non-cash stock-based compensation and the gain (loss) on disposition of assets. The Company regularly reports on this metric to investors in its quarterly earnings releases and believes that the inclusion of these non-GAAP financial measures (and the associated reconciliations to the nearest GAAP financial measures) helps investors gain a meaningful understanding of the Company’s core operating results and enhances the usefulness of comparing such performance with prior periods. Accordingly, the Board considers Adjusted EBITDA as the best measure to track both Company performance as well as align executive compensation to such performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	High speed data subscribers
Measure:: 4
Pay vs Performance Disclosure
Name	International mobile subscribers
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,461,322)	$ (2,126,000)	$ (1,852,208)	$ (2,132,370)	$ (1,405,555)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,377	1,995,000	2,254,395	1,605,470	1,137,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,175,482)	(591,262)	(338,571)	(581,545)	(677,183)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,703)	(122,983)	(125,963)	245,058	(64,484)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(689,509)	(724,966)	(755,563)	(597,951)	(403,908)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,752	680,295	919,625	451,611	326,354
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,995)	(172,072)	(93,459)	(154,914)	(155,763)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (115,932)	$ (147,057)	$ (27,545)	$ 58,849	$ (8,189)